Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Unaudited) (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of common stock in transaction costs	$ 863,474